INCOME TAXES (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Income Tax Provision	$ 234	$ 340	$ 252	$ 377
Effective tax rate	(0.10%)	(0.10%)	(0.10%)	(0.20%)	0.00%